Statement of Additional Information Supplement dated May 2, 2011
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, Investor and Institutional Class shares, as applicable, of the Funds listed below:

Invesco Energy Fund	Invesco Leisure Fund
Invesco Financial Services Fund	Invesco Technology Fund
Invesco Gold & Precious Metals Fund	Invesco Utilities Fund
The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS — Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Leisure Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of April 30, 2010 (except as noted below):

		Other Registered Mutual		Other Pooled Investment		Other Accounts
	Dollar	Funds Managed (assets in		Vehicles Managed (assets		Managed
	Range of	millions)		in millions)		(assets in millions)
	Investments	Number		Number		Number
“Portfolio	in Each	of		of		of
Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Leisure Fund
Ido Cohen[2]	None	11	$12,084.2	None	None	None	None
Juan Hartsfield	$10,001 - $50,000	15	$4,444.8	1	$43.6	1	$38.0

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Mr. Cohen began serving as portfolio manager of Invesco Leisure Fund on May 2, 2011. Information for Mr. Cohen has been provided as of March 31, 2011.”
The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS — Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Utilities Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of April 30, 2010 (except as noted below):

		Other Registered Mutual		Other Pooled Investment		Other Accounts
	Dollar	Funds Managed (assets in		Vehicles Managed (assets		Managed
	Range of	millions)		in millions)		(assets in millions)
	Investments	Number		Number		Number
“Portfolio	in Each	of		of		of
Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Utilities Fund
Robert Botard[2]	None	None	None	None	None	None	None
Meggan Walsh	$1-$10,000	4	$1,865.1	None	None	None	None

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Mr. Botard began serving as portfolio manager of Invesco Utilities Fund on May 2, 2011. Information for Mr. Botard has been provided as of March 31, 2011.”
ASEF SUP-3 050211

1

Statutory Prospectus Supplement dated May 2, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R, Y and Investor Class shares of the Fund listed below:
Invesco Leisure Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Ido Cohen	Portfolio Manager (lead)	2011
Juan Hartsfield	Portfolio Manager	2009	”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” in the prospectus:
“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Ido Cohen, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2010. From 2007 to 2010, he was a vice president and senior analyst with Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC). Prior to 2007, he was a member of a technology, media and telecom-focused investment team at Diamondback Capital.

•	Juan Hartsfield, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2004.
A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”
I-LEI STAT SUP-1 050211

Statutory Prospectus Supplement dated May 2, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, Y and Investor Class shares of the Fund listed below:
Invesco Utilities Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Meggan Walsh	Portfolio Manager (lead)	2009
Robert Botard	Portfolio Manager	2011	”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” in the prospectus:
     “The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Meggan Walsh, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 1991.
•	Robert Botard, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 1993.
     A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
     More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”
I-UTI STAT SUP-1 050211

Statutory Prospectus Supplement dated May 2, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C and Y shares of the Fund listed below:
Invesco Van Kampen Utility Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Meggan Walsh	Portfolio Manager (lead)	2010
Robert Botard	Portfolio Manager	2011	”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” in the prospectus:
     “The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Meggan Walsh, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1991.
•	Robert Botard, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 1993.
     A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
     More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”
VK-UTL STAT SUP-1 050211

Statutory Prospectus Supplement dated May 2, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class A, B, C, R, Y and Institutional Class shares of the Fund listed below:
Invesco Van Kampen Value Opportunities Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY — Management of the Fund” in each prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Jason Leder	Portfolio Manager (lead)	2010 (predecessor fund 2001)
Devin Armstrong	Portfolio Manager	2010 (predecessor fund 2007)
Kevin Holt	Portfolio Manager	2010 (predecessor fund 2001)
Yoginder Kak	Portfolio Manager	2011
Matthew Seinsheimer	Portfolio Manager	2010
James Warwick	Portfolio Manager	2010 (predecessor fund 2007)”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” in each prospectus:
“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Jason Leder, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Leder served as Portfolio Manager of the predecessor fund since 2001. Prior to commencement of operations by the Fund, Mr. Leder was associated with Van Kampen Asset Management in an investment management capacity (1995 to 2010).
•	Devin Armstrong, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Armstrong served as Portfolio Manager of the predecessor fund since 2007. Prior to commencement of operations by the Fund, Mr. Armstrong was associated with Van Kampen Asset Management in an investment management capacity (July 2007 to 2010). Prior to July 2007, he was associated with Van Kampen Asset Management in a research capacity (August 2004 to July 2007).
•	Kevin Holt, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Holt served as Portfolio Manager of the predecessor fund since 2001. Prior to commencement of operations by the Fund, Mr. Holt was associated with Van Kampen Asset Management in an investment management capacity (1999 to 2010).
•	Yoginder Kak, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2011. From 2008 to 2011, he was a director at Goldin Associates. From 1998 to 2008, he was a senior equity analyst at Alliance Bernstein.
•	Matthew Seinsheimer, Portfolio Manager, who has been responsible for the Fund since 2010, and has been associated with Invesco and/or its affiliates since 1998.
•	James Warwick, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Warwick served as Portfolio Manager of the predecessor fund since 2007. Prior to commencement of operations by the Fund, Mr. Warwick was associated with Van Kampen Asset Management in an investment management capacity (2002 to 2010).
VK-VOPP STAT SUP-1 050211

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     A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
     More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”
VK-VOPP STAT SUP-1 050211

2

Statutory Prospectus Supplement dated May 2, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Energy Fund	Invesco Utilities Fund
Invesco Technology Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES — Invesco Utilities Fund — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Meggan Walsh	Portfolio Manager (lead)	2009
Robert Botard	Portfolio Manager	2011	”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers— Invesco Utilities Fund” in the prospectus:
•	“Meggan Walsh, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 1991.

•	Robert Botard, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 1993.”
I-SEC SUP-2 050211